Condensed Consolidated Interim Statements of Stockholder' Deficit (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001
Maximum [Member]
Common stock, par value	0.00001	0.00001
Minimum [Member]
Common stock, par value	$ 0.0001	$ 0.0001